Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current tax expense [Abstract]
United Kingdom	$ 0	$ 0	$ 0
Foreign	43.5	42.4	39.5
Total current tax expense	43.5	42.4	39.5
Deferred tax (benefit) expense [Abstract]
United Kingdom	0	0	0
Foreign	(8.7)	(9.2)	(0.6)
Total income tax expense	34.8	33.2	38.9
Effective income tax rate reconciliation [Abstract]
U.K. statutory income tax rate (in hundredths)	21.30%	23.30%	24.50%
Non-U.K. taxes (in hundredths)	(11.30%)	(15.80%)	(12.80%)
Effective income tax rate (in hundredths)	10.00%	7.50%	11.70%
Net deferred tax assets [Abstract]
Deferred mobilization revenue	0	0.3
Provisions	1.5	0
Net operating losses carry forward	14.8	9.5
Property, plant and equipment	3.0	0
Gross deferred tax assets	19.3	9.8
Valuation allowance related to NOL	(0.9)	0
Net deferred tax asset	18.4	9.8
Deferred Tax Assets, Net, Classification [Abstract]
Short-term deferred tax asset	1.5	0
Long-term deferred tax asset	16.9	9.8
Net deferred tax	$ 18.4	$ 9.8